Investment in associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Details of Investment in Associates

Details of investment in associates are as follows:

	Country of incorporation and business	Measurement method	December 31, 2017		December 31, 2018
Investee company			Carrying amount	Ownership	Carrying amount		Ownership
			NT$000%		NT$000	US$000%
JMC ELECTRONICS CO., LTD. (“JMC”)	Kaohsiung, Taiwan	Equity method	373,276	19.10	406,792	13,290	19.10
Unimos Shanghai	Shanghai, People’s Republic of China	Equity method	3,060,056	45.02	3,456,949	112,935	45.02

Summarized Financial Information for Investment in Material Associates

The tables below provide summarized financial information for the investment in associates that are material to the Group.

Statements of financial position

	JMC
	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Current assets	843,636	1,106,789	36,158
Non-current assets	1,161,620	1,699,498	55,521
Current liabilities	(294,302)	(817,697)	(26,714)
Non-current liabilities	(1,756)	(103,922)	(3,395)

Total net assets	1,709,198	1,884,668	61,570

Group’s share	326,456	359,972	11,760
Goodwill	46,820	46,820	1,530

Carrying amount	373,276	406,792	13,290

Statements of financial position

	Unimos Shanghai
	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Current assets	3,380,641	3,946,082	128,915
Non-current assets	2,766,839	3,254,687	106,328
Current liabilities	(460,054)	(554,160)	(18,104)
Non-current liabilities	(489,097)	(442,306)	(14,450)

Total net assets	5,198,329	6,204,303	202,689

Group’s share	2,340,506	2,793,438	91,259
Depreciable assets	703,536	644,718	21,062
Goodwill	22,118	22,118	723
Inter-company transactions and amortization	(6,104)	(3,325)	(109)

Carrying amount	3,060,056	3,456,949	112,935

Statements of comprehensive income

	JMC
	Year ended December 31,
	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Revenue	1,667,761	1,322,928	1,931,008	63,084

Profit for the year from continuing operations	136,303	4,414	219,544	7,172
Other comprehensive income (loss), net of income tax	(627)	2,903	(14,074)	(460)

Total comprehensive income	135,676	7,317	205,470	6,712

Dividend received from the associate	5,730	14,325	5,730	187

	Unimos Shanghai
	Year ended December 31,
	2017	2018	2018
	NT$000	NT$000	US$000
Revenue	1,141,415	1,334,196	43,587

Loss for the year from continuing operations	(348,472)	(629,303)	(20,559)
Other comprehensive income, net of income tax	—	—	—

Total comprehensive loss	(348,472)	(629,303)	(20,559)

Dividend received from the associate	—	—	—